Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The components of the Company’s deferred tax asset are as follows:

	December 31,
	2017	2016
Deferred tax assets:
Net operating loss carry forwards	$9,328,900	$7,763,000

Net deferred tax assets before valuation allowance	$9,328,900	$7,763,000
Less: Valuation allowance	(9,328,900)	(7,763,000)
Net deferred tax assets	$-	$-

Schedule of U.S. and State Statutory Income Tax Rate to Pre-tax Loss

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	December 31,
	2017	2016

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)